Fair Value Measurements	11 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
Fair Value Measurements

8. FAIR VALUE MEASUREMENTS

We account for certain assets and liabilities at fair value and classify these assets and liabilities within the fair value hierarchy (Level 1, Level 2, or Level 3).

Assets, Liabilities and Equity subject to fair value measurements are as follows:

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets
Marketable Securities	$1,120,966	—	$—	$1,120,966

Liabilities
Derivative warrant liabilities – public	276,000	—	—	276,000
Derivative warrant liabilities – private placement	155,200	—	—	155,200
Total liabilities	$431,200	$—	$—	$431,200

Warrant liabilities

The public warrants are separately listed and traded in an active market, the public warrants have been measured at fair value utilizing their listed trading price. The estimated fair value of private placement warrants as of December 31, 2023 was based on the fair value of the public warrants.

For the period from February 16, 2023 (inception) to Dember 31, 2023, the Company recognized an income from an decrease in the fair value of liabilities of approximately $107,800 presented as a change in fair value of derivative warrant liabilities in the accompanying consolidated statements of operations..